Note 6 - Revenues - Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Allowance for doubtful accounts, Balance	$ 265	$ 275
Provision for doubtful accounts	36	40
Allowance for Credit Loss, Writeoff	(36)	(50)
Allowance for doubtful accounts, Balance	$ 265	$ 265